CONTRACTUAL OBLIGATIONS AND RIGHTS	12 Months Ended
Dec. 31, 2024
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations and rights	NOTE 23 – CONTRACTUAL RIGHTS AND OBLIGATIONS
The following table summarizes the Group's contractual obligations as of December 31, 2024.

USDm	2025	2026	2027	2028	2029	Thereafter	Total
Borrowings ¹⁾	167.9	166.2	132.8	118.1	488.2	170.1	1,243.3
Interest payments related to scheduled interest fixing	51.1	46.5	43.7	39.8	26.0	5.3	212.4
Estimated variable interest payments ²⁾	9.9	8.8	8.4	8.5	5.7	4.7	46.0
Committed scrubber installations ³⁾	11.9	1.1	7.9	2.1	—	—	23.0
Trade payables and other obligations	92.0	—	—	—	—	2.7	94.7
Total	332.8	222.6	192.8	168.5	519.9	182.8	1,619.4
The following table summarizes the Group's contractual obligations as of December 31, 2023.

USDm	2024	2025	2026	2027	2028	Thereafter	Total
Borrowings ¹⁾	174.9	148.0	148.4	112.0	120.0	370.2	1,073.5
Interest payments related to scheduled interest fixing	41.0	32.5	26.7	24.5	19.5	18.4	162.6
Estimated variable interest payments ²⁾	6.3	5.3	6.1	6.2	7.5	8.9	40.3
Secondhand vessel commitments	190.4	—	—	—	—	—	190.4
Committed scrubber installations ³⁾	23.6	—	2.0	8.1	2.0	—	35.7
Trade payables and other obligations	85.0	—	—	—	—	2.7	87.7
Total	521.2	185.8	183.2	150.8	149.0	400.2	1,590.2
The following table summarizes the Group's contractual obligations as of December 31, 2022

USDm	2023	2024	2025	2026	2027	Thereafter	Total
Borrowings ¹⁾	119.8	130.0	127.2	185.9	161.7	253.4	978.0
Interest payments related to scheduled interest fixing	34.8	30.6	24.7	18.0	14.1	22.1	144.3
Estimated variable interest payments ²⁾	3.3	1.6	2.5	2.2	5.5	11.1	26.2
Committed scrubber installations ³⁾	17.3	1.1	—	—	—	—	18.4
Trade payables and other obligations	81.6	—	—	—	—	2.5	84.1
Total	256.8	163.3	154.4	206.1	181.3	289.1	1,251.0
¹⁾ The presented amounts to be repaid do not include directly related borrowing costs arising from the issuing of the loans of USD
17.0m (2023: USD 13.9m. 2022: USD 11.1m), which are amortized over the term of the loans. Borrowing costs capitalized during the year amount to USD 7.3m (2023:  USD 9.0m, 2022: USD 0.7m).
²⁾ Variable interest payments are estimated based on the forward rates for each interest period including hedging instruments.
³⁾ Commitments for pollution reduction installations
NOTE 23 – continued
TORM has contractual rights to receive future payments as lessor of vessels on time charter and bareboat charter to customers.
The following table summarizes the Group's contractual rights as of December 31, 2024

USDm	2025	2026	2027	2028	2029	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels ⁵⁾	67.8	26.2	11.9	—	—	—	105.9
Total	67.8	26.2	11.9	—	—	—	105.9
The following table summarizes the Group's contractual rights as of December 31, 2023

USDm	2024	2025	2026	2027	2028	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels ⁵⁾	37.8	24.1	—	—	—	—	61.9
Total	37.8	24.1	—	—	—	—	61.9
The following table summarizes the Group's contractual rights as of December 31, 2022

USDm	2023	2024	2025	2026	2027	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels ⁵⁾	2.1	—	—	—	—	—	2.1
Total	2.1	—	—	—	—	—	2.1
⁵⁾ Charter hire income for vessels on time charter is recognized under "Revenue". During the years revenue from time charter amounted to USD 145.6m (2023: USD 43.8m, 2022: USD 64.7m).
The average period until redelivery of the vessels for the period ended December 31, 2024 was 1.8 years (2023: 1.6 years, 2022: 0.4 years).